Supplement dated July 31, 2006 to Prospectus dated July 31, 2006 for:
Pinnacle IV Flexible Premium Variable Annuity and
Issued by National Integrity Life Insurance Company
Through its Separate Account II

The Guaranteed Minimum Accumulation Benefit Option (“GMAB”) is not currently available.

Please retain this Supplement to the Prospectus for future reference.